Label	Element	Value
Innovator U.S. Equity Power Buffer ETF™ - June | SPDR S&P 500 ETF Trust, Expiration: 05/30/2025; Exercise Price: $5.27 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	99.00%
Innovator U.S. Equity Power Buffer ETF™ - June | SPDR S&P 500 ETF Trust, Expiration: 05/30/2025; Exercise Price: $527.37 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.00%
Innovator U.S. Equity Power Buffer ETF™ - June | SPDR S&P 500 ETF Trust, Expiration: 05/30/2025; Exercise Price: $597.98 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.10%)
Innovator U.S. Equity Power Buffer ETF™ - June | SPDR S&P 500 ETF Trust, Expiration: 05/30/2025; Exercise Price: $448.26 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.10%)